Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Components of Revenues
Net revenues, operating cost and expenses, operating income, and net income by segment for the years ended
December 31, 2017, 2018 and 2019 were as follows:

	For the year ended December 31, 2017
	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	8,884,823	—	1,567	8,886,390
Cost and expenses:
Cost of revenues	(4,373,377)	—	—	(4,373,377)
Research and development	(346,144)	—	—	(346,144)
Sales and marketing	(1,457,658)	—	(9,718)	(1,467,376)
General and administrative	(417,866)	—	(4,139)	(422,005)
Total cost and expenses	(6,595,045)	—	(13,857)	(6,608,902)
Other operating income	156,764	—	—	156,764
Income (loss) from operations	2,446,542	—	(12,290)	2,434,252
Interest income	145,568	—	—	145,568
Impairment loss on long-term investments	(30,085)	—	—	(30,085)
Income tax expense	(445,001)	—	—	(445,001)
Share of income on equity method investments	39,729	—	—	39,729
Net income (loss)	2,156,753	—	(12,290)	2,144,463

	For the year ended December 31, 2018
	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	12,812,421	417,998	178,002	13,408,421
Cost and expenses:
Cost of revenues	(6,572,954)	(174,858)	(435,085)	(7,182,897)
Research and development	(614,064)	(146,580)	—	(760,644)
Sales and marketing	(1,269,493)	(520,161)	(22,608)	(1,812,262)
General and administrative	(472,057)	(121,887)	(46,079)	(640,023)

Total cost and expenses	(8,928,568)	(963,486)	(503,772)	(10,395,826)
Other operating income	252,458	173	1,066	253,697

Income (loss) from operations	4,136,311	(545,315)	(324,704)	3,266,292
Interest income	268,583	4,285	78	272,946
Interest expense	(56,503)	—	—	(56,503)
Impairment loss on long-term investments	(43,200)	—	—	(43,200)
Income tax expense	(716,729)	21,824	(4,743)	(699,648)
Share of income on equity method investments	48,660	—	—	48,660

Net income (loss)	3,637,122	(519,206)	(329,369)	2,788,547

	For the year ended December 31, 2019
	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	15,740,815	1,259,906	14,368	17,015,089
Cost and expenses:
Cost of revenues	(8,065,300)	(415,688)	(11,108)	(8,492,096)
Research and development	(797,471)	(297,560)	—	(1,095,031)
Sales and marketing	(1,521,511)	(1,162,912)	(6,401)	(2,690,824)
General and administrative	(641,269)	(851,099)	(34,914)	(1,527,282)

Total cost and expenses	(11,025,551)	(2,727,259)	(52,423)	(13,805,233)
Other operating income	323,444	—	21,399	344,843

Income (loss) from operations	5,038,708	(1,467,353)	(16,656)	3,554,699
Interest income	396,672	10,706	164	407,542
Interest expense	(78,611)	—	—	(78,611)
Impairment loss on long-term investments	(15,711)	—	—	(15,711)
Income tax expense	(917,265)	33,464	—	(883,801)
Share of loss on equity method investments	(23,350)	—	—	(23,350)

Net income (loss)	4,400,443	(1,423,183)	(16,492)	2,960,768